Net income/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Net loss per share
Number of common stock per ADS			60	15
Numerator:
Income/(loss) from discontinued operations			$ (29,712)
Net loss for continuing operations attributable to the Company's ordinary shareholders	$ (7,235)	$ (15,032)	$ (12,844)
Denominator:
-basic	347,119,359	341,070,214	335,640,275
-diluted	347,119,359	341,070,214	335,640,275
Basic net income/(loss) per share attributable to ordinary shareholders			$ (0.09)
Diluted net income/(loss) per share attributable to ordinary shareholders			(0.09)
Basic net loss per share attributable to ordinary shareholders	$ (0.02)	$ (0.04)	(0.04)
Diluted net loss per share attributable to ordinary shareholders	$ (0.02)	$ (0.04)	$ (0.04)
Discontinued Operations
Denominator:
-basic	347,119,359	341,070,214	335,640,275
-diluted	347,119,359	341,070,214	335,640,275
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares)	16,271,301	15,418,093	16,571,569
ADS
Denominator:
Basic net income/(loss) per share attributable to ordinary shareholders			$ (5.31)
Diluted net income/(loss) per share attributable to ordinary shareholders			(5.31)
Basic net loss per share attributable to ordinary shareholders	$ (1.25)	$ (2.64)	(2.3)
Diluted net loss per share attributable to ordinary shareholders	$ (1.25)	$ (2.64)	$ (2.3)